LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of components of lease expense

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Finance lease costs	$69	$61	$18
Operating lease costs	354	424	429
Short-term lease costs	7	10	12
Variable lease costs	73	114	124
Sublease income	(5)	(4)	(2)
Total lease costs	$498	$605	$581

Schedule of supplemental information relating to the cash flows arising from lease transactions

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for finance leases	$3	$3	$1
Financing cash outflows for finance leases	70	72	19
Operating cash outflows for operating leases	327	450	454
Right-of-use assets obtained in exchange for new finance lease liabilities	86	129	147	*
Right-of-use assets obtained in exchange for new operating lease liabilities	562	336	1,647	*

Schedule of weighted-average lease terms and discount rates

	December 31,
	2021		2020
Finance leases
Weighted-average remaining lease term	3.3	years	3.5	years
Weighted-average discount rate	1.41%		1.35%
Operating leases
Weighted-average remaining lease term	5.2	years	5.7	years
Weighted-average discount rate	2.66%		2.19%

Schedule of maturities of the finance leases liabilities

The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

							Imputed
(Dollars in millions)	2022	2023	2024	2025	2026	Thereafter	Interest*	Total**
Finance leases	$78	$68	$44	$28	$8	$—	$(5)	$222
Operating leases	403	302	236	201	121	190	(87)	1,366

Schedule of maturities of the operating leases liabilities

							Imputed
(Dollars in millions)	2022	2023	2024	2025	2026	Thereafter	Interest*	Total**
Finance leases	$78	$68	$44	$28	$8	$—	$(5)	$222
Operating leases	403	302	236	201	121	190	(87)	1,366

Schedule of finance leases recognized in the Consolidated Balance Sheet

	December 31,
(Dollars in millions)	2021	2020
Right-of-use assets – Property and equipment	$221	$201
Lease liabilities:
Short-term debt	76	69
Long-term debt	147	140